Changes in Preferred Stock, Common Stock and Treasury Stock (Detail)	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2011	Dec. 31, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2010 Preferred Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2010 Treasury Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance				2,600,000	2,600,000			44,300,000	43,800,000	42,900,000	400,000	300,000	300,000
Common stock repurchases	600,000										600,000
Stock-based compensation								800,000	500,000	900,000	100,000	100,000
Sale of preferred stock	2,600,000	2,600,000	2,587,500			2,600,000
Ending Balance				2,600,000	2,600,000			45,100,000	44,300,000	43,800,000	1,100,000	400,000	300,000